Goodwill and Identifiable Intangible Assets (Details 2) (USD $)	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
2014	$ 366,333
2015	366,333
2016	366,333
2017	366,333
2018	299,985
Thereafter	$ 2,418,637